GOLDMAN SACHS FUTURE CONSUMER EQUITY ETF

Schedule of Investments

May 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – 98.0%
Communication Services – 31.9%
2,982	Alphabet, Inc., Class C*	$ 6,801,286
7,588	Baidu, Inc. ADR (China)*	1,064,976
30,276	Bumble, Inc., Class A*	862,866
27,695	CTS Eventim AG & Co. KGaA (Germany)*	1,772,680
14,832	Electronic Arts, Inc.	2,056,457
25,822	Live Nation Entertainment, Inc.*	2,454,381
16,896	Match Group, Inc.*	1,331,067
8,161	Meta Platforms, Inc., Class A*	1,580,296
6,785	NAVER Corp. (South Korea)	1,579,437
149,085	NetEase, Inc. (China)	3,234,224
7,282	Sea Ltd. ADR (Singapore)*	601,930
56,251	Snap, Inc., Class A*	793,702
49,695	Tencent Holdings Ltd. (China)	2,295,501
18,464	T-Mobile US, Inc.*	2,461,066
24,007	Walt Disney Co. (The)*	2,651,333

		31,541,202

Consumer Discretionary – 25.6%
2,752	Amazon.com, Inc.*	6,616,331
9,977	Basic-Fit NV (Netherlands)*(a)	417,896
7,492	Etsy, Inc.*	607,751
91,745	Farfetch Ltd., Class A (United Kingdom)*	822,953
6,307	LVMH Moet Hennessy Louis Vuitton SE (France)	4,034,908
64,986	Meituan, Class B (China)*(a)	1,548,952
2,924	MercadoLibre, Inc. (Brazil)*	2,297,913
50,995	Moncler SpA (Italy)	2,441,890
25,364	NIKE, Inc., Class B	3,014,511
8,295	Ulta Beauty, Inc.*	3,509,615

		25,312,720

Consumer Staples – 3.0%
214,453	Davide Campari-Milano NV (Italy)	2,284,004
56,652	Ocado Group PLC (United Kingdom)*	664,578

		2,948,582

Health Care – 2.4%
15,023	Guardant Health, Inc.*	615,643
7,225	Illumina, Inc.*	1,730,243

		2,345,886

Shares	Description	Value

Common Stocks – (continued)
Industrials – 2.2%
65,273	Experian PLC (United Kingdom)	$ 2,184,923

Information Technology – 18.2%
879	Adyen NV (Netherlands)*(a)	1,362,726
416,674	Locaweb Servicos de Internet SA (Brazil)*(a)	581,230
12,653	Mastercard, Inc., Class A	4,528,129
95,568	MediaTek, Inc. (Taiwan)	2,979,812
16,667	NVIDIA Corp.	3,112,062
86,011	Sunny Optical Technology Group Co. Ltd. (China)	1,357,223
210,249	Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	4,056,483

		17,977,665

Materials – 4.8%
36,621	Ball Corp.	2,596,063
12,978	Koninklijke DSM NV (Netherlands)	2,186,893

		4,782,956

Real Estate – 3.9%
15,023	American Tower Corp. REIT	3,847,841

Utilities – 6.0%
105,029	EDP Renovaveis SA (Spain)	2,569,783
44,038	NextEra Energy, Inc.	3,333,236

		5,903,019

TOTAL INVESTMENTS – 98.0%
(Cost $111,380,184)		$96,844,794

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.0%		1,948,075

NET ASSETS – 100.0%		$98,792,869

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

GOLDMAN SACHS FUTURE CONSUMER EQUITY ETF

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

Investment Abbreviations:
ADR	— American Depositary Receipt
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS FUTURE HEALTH CARE EQUITY ETF

Schedule of Investments

May 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – 98.9%
Australia – 3.0%
15,942	CSL Ltd. (Health Care)	$ 3,108,646

Denmark – 2.1%
69,288	Genmab A/S ADR (Health Care)*	2,095,962

France – 1.1%
3,221	Sartorius Stedim Biotech (Health Care)	1,107,955

Italy – 0.4%
26,526	Stevanato Group SpA (Health Care)*	428,395

Japan – 4.9%
62,119	Chugai Pharmaceutical Co. Ltd. (Health Care)	1,703,571
19,189	Hoya Corp. (Health Care)	2,059,933
57,107	Kyowa Kirin Co. Ltd. (Health Care)	1,232,742

		4,996,246

Netherlands – 2.6%
7,273	Argenx SE ADR (Health Care)*	2,249,539
22,296	Pharvaris NV (Health Care)*	395,085

		2,644,624

Sweden – 0.1%
11,095	Olink Holding AB ADR (Health Care)*(a)	130,477

Switzerland – 1.2%
2,099	Lonza Group AG (Health Care)	1,263,933

United Kingdom – 5.3%
38,547	AstraZeneca PLC (Health Care)	5,078,641
98,608	Oxford Nanopore Technologies PLC (Health Care)*	400,168

		5,478,809

United States – 78.2%
42,881	Agios Pharmaceuticals, Inc. (Health Care)*	834,893
15,137	Alexandria Real Estate Equities, Inc. REIT (Real Estate)	2,511,985
5,086	Align Technology, Inc. (Health Care)*	1,412,077
35,922	Allogene Therapeutics, Inc. (Health Care)*	284,861

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
8,463	Alnylam Pharmaceuticals, Inc. (Health Care)*	$ 1,064,645
15,123	Axonics, Inc. (Health Care)*	756,150
22,385	Beam Therapeutics, Inc. (Health Care)*	787,504
13,295	Biogen, Inc. (Health Care)*	2,659,000
103,458	Boston Scientific Corp. (Health Care)*	4,242,813
39,553	Bristol-Myers Squibb Co. (Health Care)	2,984,274
26,113	Catalent, Inc. (Health Care)*	2,691,206
25,781	Certara, Inc. (Health Care)*	523,870
6,520	Cooper Cos., Inc. (The) (Health Care)	2,286,825
6,664	Danaher Corp. (Health Care)	1,758,096
6,221	Dexcom, Inc. (Health Care)*	1,853,485
40,736	Edwards Lifesciences Corp. (Health Care)*	4,108,226
21,300	Eli Lilly & Co. (Health Care)	6,676,272
53,610	Exelixis, Inc. (Health Care)*	982,671
25,446	Gilead Sciences, Inc. (Health Care)	1,650,173
22,666	Guardant Health, Inc. (Health Care)*	928,853
71,907	Halozyme Therapeutics, Inc. (Health Care)*	3,306,284
3,795	IDEXX Laboratories, Inc. (Health Care)*	1,486,198
10,222	Illumina, Inc. (Health Care)*	2,447,965
10,072	Inari Medical, Inc. (Health Care)*	662,738
13,996	Insulet Corp. (Health Care)*	2,987,866
15,561	Intuitive Surgical, Inc. (Health Care)*	3,542,306
50,632	MaxCyte, Inc. (Health Care)*	233,414
1,761	Mettler-Toledo International, Inc. (Health Care)*	2,264,857
42,545	Neurocrine Biosciences, Inc. (Health Care)*	3,977,532
17,803	Novanta, Inc. (Information Technology)*	2,189,057
46,713	Pacific Biosciences of California, Inc. (Health Care)*	262,994
7,084	PerkinElmer, Inc. (Health Care)	1,060,262
10,771	Quanterix Corp. (Health Care)*	181,599
5,801	Sarepta Therapeutics, Inc. (Health Care)*	422,429
26,512	Seagen, Inc. (Health Care)*	3,597,148
7,704	Shockwave Medical, Inc. (Health Care)*	1,265,074
6,838	Tandem Diabetes Care, Inc. (Health Care)*	466,146
14,599	Turning Point Therapeutics, Inc. (Health Care)*	516,367
14,696	Ultragenyx Pharmaceutical, Inc. (Health Care)*	689,242
17,632	Veeva Systems, Inc., Class A (Health Care)*	3,002,024

GOLDMAN SACHS FUTURE HEALTH CARE EQUITY ETF

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
11,279	West Pharmaceutical Services, Inc. (Health Care)	$ 3,500,776
10,075	Zimmer Biomet Holdings, Inc. (Health Care)	1,211,116

		80,271,273

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE
(Cost $119,116,230)		$101,526,320

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle – 0.1%(b)
Goldman Sachs Financial Square Government Fund – Institutional Shares
137,208	0.660%	$ 137,208
(Cost $137,208)

TOTAL INVESTMENTS – 99.0%
(Cost $119,253,438)		$101,663,528

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.0%		1,002,498

NET ASSETS – 100.0%		$102,666,026

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	— American Depositary Receipt
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS FUTURE HEALTH CARE EQUITY ETF

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

Sector Name	% of Total Market Value
Health Care	95.4%
Real Estate	2.5
Information Technology	2.1
TOTAL INVESTMENTS	100.0%

GOLDMAN SACHS FUTURE PLANET EQUITY ETF

Schedule of Investments

May 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – 97.9%
Australia – 0.1%
633,079	Carbon Revolution Ltd. (Consumer Discretionary)*	$ 227,070

Belgium – 1.7%
68,241	Umicore SA (Materials)	3,025,742

China – 4.0%
53,714	Contemporary Amperex Technology Co. Ltd., Class A (Industrials)	3,281,030
2,220,499	Xinyi Solar Holdings Ltd. (Information Technology)	3,956,711

		7,237,741

Denmark – 6.0%
47,439	Chr Hansen Holding A/S (Materials)	3,549,241
62,292	Novozymes A/S, Class B (Materials)	3,945,637
30,884	Orsted AS (Utilities)(a)	3,487,316

		10,982,194

Finland – 3.8%
154,006	Neste OYJ (Energy)	7,046,253

France – 1.0%
49,528	Imerys SA (Materials)	1,825,157

Germany – 2.8%
165,923	Infineon Technologies AG (Information Technology)	5,143,943

Ireland – 0.9%
20,716	Kingspan Group PLC (Industrials)	1,704,348

Italy – 4.0%
1,144,826	Enel SpA (Utilities)	7,412,334

Japan – 9.8%
29,980	Daikin Industries Ltd. (Industrials)	4,820,524
62,960	Horiba Ltd. (Information Technology)	3,269,251
8,994	Keyence Corp. (Information Technology)	3,606,828
89,977	Kurita Water Industries Ltd. (Industrials)	3,486,613
41,972	Nidec Corp. (Industrials)	2,831,630

		18,014,846

Shares	Description	Value

Common Stocks – (continued)
Netherlands – 4.9%
71,205	Aalberts NV (Industrials)	$ 3,525,587
32,760	Koninklijke DSM NV (Materials)	5,520,312
13,237	Pryme NV (Industrials)*(a)	17,742

		9,063,641

Norway – 2.0%
1,201,252	Aker Carbon Capture ASA (Industrials)*	2,735,839
2,945,079	Aker Offshore Wind AS (Industrials)*	848,997
178,697	Circa Group AS (Materials)*	155,873

		3,740,709

Spain – 4.0%
618,318	Iberdrola SA (Utilities)	7,309,291

Sweden – 0.5%
75,785	Re:NewCell AB (Materials)*	930,305

Switzerland – 3.9%
122,208	ABB Ltd. (Industrials)	3,745,732
12,211	Sika AG (Materials)	3,382,213

		7,127,945

Taiwan – 1.9%
419,877	Delta Electronics, Inc. (Information Technology)	3,493,550

United Kingdom – 2.2%
1,043,442	DS Smith PLC (Materials)	4,029,318

United States – 44.4%
20,025	Albemarle Corp. (Materials)	5,214,911
41,006	Aptiv PLC (Consumer Discretionary)*	4,356,477
43,751	Ball Corp. (Materials)	3,101,508
116,388	Bloom Energy Corp., Class A (Industrials)*	2,039,118
24,257	Danaher Corp. (Health Care)	6,399,482
65,042	Danimer Scientific, Inc. (Materials)*(b)	285,534
33,705	Darling Ingredients, Inc. (Consumer Staples)*	2,698,759
35,683	DocuSign, Inc. (Information Technology)*	2,994,161
40,079	Ecolab, Inc. (Materials)	6,569,349
48,147	Itron, Inc. (Information Technology)*	2,484,867
82,305	NextEra Energy, Inc. (Utilities)	6,229,665

GOLDMAN SACHS FUTURE PLANET EQUITY ETF

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
131,633	Nuvve Holding Corp. (Industrials)*(b)	$ 888,523
465,164	Oatly Group AB ADR (Consumer Staples)*(b)	1,921,127
37,104	Schneider Electric SE (Industrials)	5,129,040
182,211	Shoals Technologies Group, Inc., Class A (Industrials)*	2,842,492
210,289	Smart Wires Technology Ltd. SDR (Industrials)*	283,720
12,431	SolarEdge Technologies, Inc. (Information Technology)*	3,391,052
95,442	Tattooed Chef, Inc. (Consumer Staples)*(b)	691,000
23,944	Trane Technologies PLC (Industrials)	3,305,709
32,030	Waste Connections, Inc. (Industrials)	4,085,106
27,397	Waste Management, Inc. (Industrials)	4,342,698
87,319	Westrock Co. (Materials)	4,234,098
41,265	Wolfspeed, Inc. (Information Technology)*	3,104,366
58,286	Xylem, Inc. (Industrials)	4,910,596

		81,503,358

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE
(Cost $210,890,324)		$179,817,745

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle – 1.4%(c)
Goldman Sachs Financial Square Government Fund – Institutional Shares
2,562,233	0.660%	$ 2,562,233
(Cost $2,562,233)

TOTAL INVESTMENTS – 99.3%
(Cost $213,452,557)		$182,379,978

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.7%		1,252,256

NET ASSETS – 100.0%		$183,632,234

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	All or a portion of security is on loan.

(c)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	— American Depositary Receipt
PLC	— Public Limited Company
SDR	— Swedish Depositary Receipt

GOLDMAN SACHS FUTURE PLANET EQUITY ETF

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

Sector Name	% of Total Market Value
Industrials	30.1%
Materials	25.1
Information Technology	17.2
Utilities	13.4
Energy	3.9
Health Care	3.5
Consumer Staples	2.9
Consumer Discretionary	2.5
Securities Lending Reinvestment Vehicle	1.4
TOTAL INVESTMENTS	100.0%

GOLDMAN SACHS FUTURE REAL ESTATE AND INFRASTRUCTURE EQUITY ETF

Schedule of Investments

May 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – 98.4%
Communication Services – 2.5%
12,523	Cellnex Telecom SA (Spain)*(a)	$ 563,844

Energy – 1.1%
1,841	Cheniere Energy, Inc.	251,794

Health Care – 1.0%
24,474	Chartwell Retirement Residences (Canada)	240,125

Industrials – 10.7%
71,311	Enav SpA (Italy)*(a)	328,944
83,436	Transurban Group (Australia)	860,085
2,293	Union Pacific Corp.	503,955
7,841	Vinci SA (France)	753,283

		2,446,267

Information Technology – 1.0%
28,507	NEXTDC Ltd. (Australia)*	225,149

Materials – 2.5%
1,087	Linde PLC (United Kingdom)	352,927
648	Martin Marietta Materials, Inc.	219,918

		572,845

Real Estate – 53.0%
4,148	Alexandria Real Estate Equities, Inc. REIT	688,361
3,989	American Tower Corp. REIT	1,021,703
8,369	Americold Realty Trust, Inc.	231,738
1,949	AvalonBay Communities, Inc. REIT	405,314
24,078	Big Yellow Group PLC REIT (United Kingdom)	408,754
12,310	CTP NV (Netherlands) (a)	172,751
4,162	Digital Realty Trust, Inc. REIT	580,974
46,306	DigitalBridge Group, Inc. REIT*	278,762
5,284	Duke Realty Corp. REIT	279,154
965	Equinix, Inc. REIT	663,042
7,800	Equity LifeStyle Properties, Inc. REIT	590,460
5,392	Equity Residential REIT	414,267
325	GLP J REIT (Japan)	418,613
20,543	Goodman Group REIT (Australia)	302,835
12,675	Healthpeak Properties, Inc. REIT	376,321
103,678	Ingenia Communities Group REIT (Australia)	305,675
15,099	Invitation Homes, Inc. REIT	569,534
2,516	Prologis, Inc. REIT	320,740
1,523	Public Storage REIT	503,565

Shares	Description	Value

Common Stocks – (continued)
Real Estate – (continued)
2,461	Ryman Hospitality Properties, Inc. REIT*	$ 219,743
2,095	SBA Communications Corp. REIT	705,198
27,508	Segro PLC REIT (United Kingdom)	384,125
12,969	Summit Industrial Income REIT (Canada)	197,275
3,282	Terreno Realty Corp. REIT	199,250
32,399	UNITE Group PLC (The) REIT (United Kingdom)	472,840
5,959	Ventas, Inc. REIT	338,114
16,452	Vonovia SE (Germany)	624,778
5,066	Welltower, Inc. REIT	451,330

		12,125,216

Utilities – 26.6%
23,962	AES Corp. (The)	528,122
1,977	American Water Works Co., Inc.	299,021
6,089	CMS Energy Corp.	432,563
9,317	EDP Renovaveis SA (Spain)	227,962
37,278	Enel SpA (Italy)	241,362
29,224	Engie SA (France)	391,203
4,364	Eversource Energy	402,884
71,499	National Grid PLC (United Kingdom)	1,055,191
13,295	NextEra Energy, Inc.	1,006,299
2,535	Orsted AS (Denmark)(a)	286,244
14,078	Veolia Environnement SA (France)*	392,711
4,520	WEC Energy Group, Inc.	474,916
4,517	Xcel Energy, Inc.	340,311

		6,078,789

TOTAL INVESTMENTS – 98.4% (Cost $23,989,772)		$22,504,029

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.6%		371,554

NET ASSETS – 100.0%		$22,875,583

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

GOLDMAN SACHS FUTURE REAL ESTATE AND INFRASTRUCTURE EQUITY ETF

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

Investment Abbreviations:
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS FUTURE TECH LEADERS EQUITY ETF

Schedule of Investments

May 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – 98.8%
Communication Services – 10.8%
217,608	Baidu, Inc., Class A (China)*	$ 4,091,132
122,102	Cellnex Telecom SA (Spain)*(a)	5,497,601
53,118	Match Group, Inc.*	4,184,636
24,365	NAVER Corp. (South Korea)	5,671,775
314,058	NetEase, Inc. (China)	6,813,120
13,811	Sea Ltd. ADR (Singapore)*	1,141,617
246,252	Snap, Inc., Class A*	3,474,615
71,449	Yandex NV, Class A (Russia)*(b)	—

		30,874,496

Consumer Discretionary – 5.1%
51,795	Aptiv PLC*	5,502,701
14,137	Etsy, Inc.*	1,146,793
25,262	Expedia Group, Inc.*	3,267,135
5,900	MercadoLibre, Inc. (Brazil)*	4,636,692

		14,553,321

Health Care – 1.9%
49,240	Hoya Corp. (Japan)	5,285,898

Industrials – 1.7%
73,730	Nidec Corp. (Japan)	4,974,174

Information Technology – 76.9%
2,598	Adyen NV (Netherlands)*(a)	4,027,715
119,669	AppLovin Corp., Class A*	4,560,586
75,280	ASMedia Technology, Inc. (Taiwan)	3,553,268
15,247	Aspen Technology, Inc.*	2,950,142
26,485	Atlassian Corp. PLC, Class A*	4,696,320
39,166	Bill.com Holdings, Inc.*	4,630,988
51,815	Cadence Design Systems, Inc.*	7,965,520
87,337	Cognizant Technology Solutions Corp., Class A	6,524,074
23,476	Datadog, Inc., Class A*	2,239,376
534,058	Delta Electronics, Inc. (Taiwan)	4,443,583
63,149	Dlocal Ltd. (Uruguay)*	1,820,586
131,751	Dynatrace, Inc.*	4,963,060
44,439	Entegris, Inc.	4,930,951
9,295	EPAM Systems, Inc.*	3,146,543
67,878	Fidelity National Information Services, Inc.	7,093,251
15,187	HubSpot, Inc.*	5,128,498
188,436	Infineon Technologies AG (Germany)	5,841,891

Shares	Description	Value

Common Stocks – (continued)
Information Technology – (continued)
3,479,361	Kingdee International Software Group Co. Ltd. (China)*	$ 6,865,103
771,637	Luxshare Precision Industry Co. Ltd., Class A (China)	3,905,897
145,635	Marvell Technology, Inc.	8,614,310
223,190	MediaTek, Inc. (Taiwan)	6,959,068
55,263	MKS Instruments, Inc.	6,824,980
26,967	Motorola Solutions, Inc.	5,925,729
29,606	NXP Semiconductors NV (China)	5,618,035
27,333	Okta, Inc.*	2,270,006
153,067	ON Semiconductor Corp.*	9,288,106
16,755	Palo Alto Networks, Inc.*	8,424,079
41,889	Procore Technologies, Inc.*	1,905,949
232,034	Qualtrics International, Inc., Class A*	3,294,883
55,571	RingCentral, Inc., Class A*	3,508,753
133,512	Sangfor Technologies, Inc., Class A (China)	1,885,327
75,717	Silergy Corp. (China)	7,930,394
22,213	Snowflake, Inc., Class A*	2,835,489
37,287	Splunk, Inc.*	3,824,155
82,595	TDK Corp. (Japan)	2,866,700
15,534	Tokyo Electron Ltd. (Japan)	7,121,888
206,587	UiPath, Inc., Class A*	3,526,440
565,944	Unimicron Technology Corp. (Taiwan)	4,201,927
3,483,342	United Microelectronics Corp. (Taiwan)	6,168,606
1,171,739	Vanguard International Semiconductor Corp. (Taiwan)	4,319,589
962,117	Venustech Group, Inc., Class A (China) *	2,605,727
422,687	Viavi Solutions, Inc.*	6,116,281
4,427,913	Weimob, Inc. (China)*(a)(c)	2,658,255
42,854	Wolfspeed, Inc.*	3,223,906
31,452	Workday, Inc., Class A*	4,915,948
16,381	Zscaler, Inc.*	2,507,767

		218,629,649

Real Estate – 2.4%
19,985	SBA Communications Corp. REIT	6,727,151

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $376,760,583)		$281,044,689

GOLDMAN SACHS FUTURE TECH LEADERS EQUITY ETF

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle – 1.0%(d)
Goldman Sachs Financial Square Government Fund – Institutional Shares
2,813,939	0.660%	$ 2,813,939
(Cost $2,813,939)

TOTAL INVESTMENTS – 99.8% (Cost $379,574,522)		$283,858,628

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.2%		521,073

NET ASSETS – 100.0%		$284,379,701

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.

(c)	All or a portion of security is on loan.

(d)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	— American Depositary Receipt
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS FUTURE ETFS

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2.

Underlying Funds (including Money Market Funds) — Underlying funds (“Underlying Funds”) include other investment companies and exchange-traded funds (“ETFs”). Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. Underlying funds are generally classified as Level 1 of the fair value hierarchy. To the extent that underlying ETFs are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

GOLDMAN SACHS FUTURE ETFS

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments classified in the fair value hierarchy as of November 30, 2021:

Fair Value Hierarchy — The following is a summary of the Funds’ investments classified in the fair value hierarchy as of May 31, 2022:

FUTURE CONSUMER EQUITY ETF

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Asia	$18,718,538	$—	$—
Europe	20,743,234	—	—
North America	54,503,879	—	—
South America	2,879,143	—	—

Total	$96,844,794	$—	$—

FUTURE HEALTH CARE EQUITY ETF

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Asia	$4,996,246	$—	$—
Europe	13,150,155	—	—
North America	80,271,273	—	—
Oceania	3,108,646	—	—
Securities Lending Reinvestment Vehicle	137,208	—	—

Total	$101,663,528	$—	$—

FUTURE PLANET EQUITY ETF

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Asia	$28,746,138	$—	$—
Europe	69,341,179	—	—
North America	81,219,639	283,720	—
Oceania	227,069	—	—
Securities Lending Reinvestment Vehicle	2,562,233	—	—

Total	$182,096,258	$283,720	$—

FUTURE REAL ESTATE AND INFRASTRUCTURE EQUITY ETF

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Asia	$418,613	$—	$—
Europe	6,656,920	—	—
North America	13,734,752	—	—
Oceania	1,693,744	—	—

Total	$22,504,029	$—	$—

FUTURE TECH LEADERS EQUITY ETF

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Asia	$99,081,083	$—	$—	(b)
Europe	15,367,207	—	—
North America	160,139,121	—	—
South America	6,457,278	—	—
Securities Lending Reinvestment Vehicle	2,813,939	—	—

Total	$283,858,628	$—	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table. The Fund utilizes fair value model prices provided by an independent third-party fair value service for certain international equity securities resulting in a Level 2 classification.

(b)	Amount represents valuations of Russian investments that GSAM has determined include significant unobservable inputs as of May 31, 2022. To the extent that the same positions were held as of the Fund’s prior fiscal year end, August 31, 2021, they were classified as either Level 1 or Level 2.

For further information regarding security characteristics, see the Schedules of Investments.

GOLDMAN SACHS FUTURE ETFS

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

D. Securities Lending — Funds may lend their securities through a securities lending agent, the Bank of New York Mellon (“BNYM”), to certain qualified borrowers. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.

In the event of a default by a borrower with respect to any loan, BNYM may exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If BNYM is unable to purchase replacement securities, BNYM will indemnify the Funds by paying the Funds an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Funds’ master netting agreements with certain borrowers provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws. The Funds’ loaned securities were all subject to enforceable Securities Lending Agreements, and the value of the collateral was at least equal to the value of the cash received. Each of the Funds and BNYM received compensation relating to the lending of the Funds’ securities.

GOLDMAN SACHS FUTURE ETFS

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

The Funds’ risks include, but are not limited to, the following:

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which a Fund invests. The imposition of exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or problems with registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in, or economically tied to, emerging markets, these risks may be more pronounced.

Foreign Custody Risk — A Fund invests in foreign securities, and as such the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, including an ETF, a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including, but not limited to, the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Market Trading Risk — Each Fund faces numerous market trading risks, including disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for Shares. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses. The Investment Adviser cannot predict whether Shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the securities of a Fund’s Index trading individually or in the aggregate at any point in time.

Sector Risk — To the extent a Fund focuses its investments in securities of issuers in one or more sectors (such as the financial services or telecommunications sectors), the Fund may be subjected, to a greater extent than if its investments were diversified across different sectors, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that sector, such as: adverse economic, business, political, environmental or other developments.

Tracking Error Risk — Tracking error is the divergence of a Fund’s performance from that of its Index. The performance of a Fund may diverge from that of its Index for a number of reasons. Tracking error may occur because of transaction costs, a Fund’s holding of cash, differences in accrual of dividends, changes to its Index or the need to meet new or existing regulatory requirements. Unlike a Fund, the returns of an Index are not reduced by investment and other operating expenses, including the trading costs associated with implementing changes to its portfolio of investments. Tracking error risk may be heightened during times of market volatility or other unusual market conditions.